Taxation (Tables)	12 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Income Tax Provision and Reconciliation of Income Tax Provision
3.1.	Taxation

	2025	2024	2023
	$’000	$’000	$’000 [1]
Tax expense comprises:
Income tax
Current tax benefit / (expense)	-	-	-
Tax expense related to movements in deferred tax balances	-	-	-
Total tax (expense) / benefit	-	-	-
Numerical reconciliation between tax (expense) / benefit and pre-tax net result:
Loss before tax	(9,554)	(7,825)	(6,391)
Prima facie taxation benefit at 30%	(2,866)	(2,348)	(1,917)
Decrease / (increase) in income tax benefit due to:
Differences in tax rates	273	232	224
Non-deductible expenses	1,162	746	1,113
Foreign exchange and other translation adjustments	(38)	(130)	(586)
Additional tax deductible expenditure	(4)	(7)	(166)
Unrecognized tax losses relating to current year	1,473	1,507	1,181
Adjustments for prior years	-	-	151
Income tax (expense) / benefit	-	-	-

Deferred Tax
Deferred tax relates to the following:
	2025	2024
	$’000	$’000
Deferred tax relates to the following
Foreign exchange gain/loss	(1,406)	(1,368)
Losses available for offsetting against future taxable income	1,406	1,368
Net deferred tax asset	-	-

Non-recognized Tax Losses
	Jurisdiction June 30, 2025
	Australia	USA	Canada
	$’000	$’000	$’000
Non-recognized tax losses - revenue
Balance at the beginning of the period	12,391	23,087	188
Movement during the period	(684)	5,959	139
Balance at the end of the period	11,707	29,046	327

	$’000	$’000	$’000
Non-recognized tax losses - capital
Balance at the beginning of the period	4,792	-	-
Movement during the period	3	-	-
Balance at the end of the period	4,795	-	-
Total revenue and capital losses not recognized	16,502	29,046	327